Earnings Per Common Share - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 Y	Jan. 31, 2004 Y
Earnings Per Common Share (Textual) [Abstract]
Securities to Issue Common Stock, Potentially Dilutive	15.9	15.7	14.5
Convertible Perpetual Preferred Stock, Potentially Dilutive Shares	13.1	13.1	13.1
Antidilutive Securities Excluded from Computation of Earnings Per Share	1.8	2.0
Stock Repurchase Program, Authorized Amount	$ 125
Stock Warrants Issued, Potential Number of Common Stock Shares					2
Stock Warrants Issued, Term				7	10
Stock Warrants Issued, Exercise Price				41.40	32.50
Common Stock Shares Issued Under Consolidated Securities Action Settlement				5.0
Common Stock Warrants Issued Under Consolidated Securities Action Settlement				8.2
Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.25%